DEPOSITS (Schedule of Maturities of Retail and Wholesale Savings Certificates) (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Maturities of retail and wholesale savings certificates
Within one year	$ 25,949
Beyond one year but within two years	2,811
Beyond two years but within three years	1,945
Beyond three years but within four years	628
Beyond four years but within five years	674
Beyond five years	306
Total	$ 32,313